Income Taxes - Company's net deferred tax assets (Details) - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Deferred tax assets:
Start-up/Organization costs	$ 101,676	$ 315
Net-operating loss carryforward		168
Total gross deferred tax assets	101,676	483
Valuation allowance	$ (101,676)	$ (483)